CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total net revenue	¥ 4,814,884,030	¥ 3,562,950,115	¥ 3,626,465,105
Interest income (expenses), net	(20,364,821)	3,756,232	19,709,140
Other comprehensive income (loss), tax portion	0	0	0
Related Party
Interest income (expenses), net	0	412,341	18,019,246
Loan facilitation service
Total net revenue	2,740,974,233	2,044,343,554	2,545,592,949
Loan facilitation service | Related Party
Total net revenue	8,081,737	495,092,744	76,378,015
Post-origination service
Total net revenue	596,581,987	372,450,606	315,590,118
Post-origination service | Related Party
Total net revenue	¥ 3,288,307	¥ 60,727,604	¥ 2,423,567